Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Total revenue	$ 2,885	$ 2,379	$ 2,606	$ 3,143	$ 2,770	$ 2,349	$ 2,561	$ 3,090	$ 11,013	$ 10,770	$ 9,998
Operating income	524	360	413	872	499	262	(16)	799	2,169	1,544	1,065
Net income from continuing operations	382	229	287	676	284	155	57	604	1,574	1,100	435
Net income (loss) from discontinued operations	0	(1)	0	0	69	(2)	1	6	(1)	74	828
Net income	382	228	287	676	353	153	58	610	1,573	1,174	1,263
Less: Net income attributable to noncontrolling interests	8	6	10	17	8	6	10	16	41	40	37
Net income attributable to Aon shareholders	$ 374	$ 222	$ 277	$ 659	$ 345	$ 147	$ 48	$ 594	$ 1,532	$ 1,134	$ 1,226
Basic net income per share attributable to Aon shareholders
Basic net income per share attributable to Aon shareholders, continuing operations (in dollars per share)	$ 1.59	$ 0.94	$ 1.15	$ 2.72	$ 1.14	$ 0.61	$ 0.19	$ 2.37	$ 6.42	$ 4.32	$ 1.54
Basic net income per share attributable to Aon shareholders, discontinued operations (in dollars per share)	0	0	0	0	0.28	(0.01)	0.01	0.02	0	0.30	3.20
Basic net income per share attributable to Aon shareholders (in dollars per share)	1.59	0.94	1.15	2.72	1.42	0.60	0.20	2.39	6.42	4.62	4.74
Diluted net income per share attributable to Aon shareholders
Diluted net income per share attributable to Aon shareholders, continuing operations (in dollars per share)	1.58	0.93	1.14	2.70	1.13	0.61	0.19	2.35	6.37	4.29	1.53
Diluted net income per share attributable to Aon shareholders, discontinued operations (in dollars per share)	0	0	0	0	0.28	(0.01)	0	0.02	0	0.30	3.17
Diluted net income per share attributable to Aon shareholders (in dollars per share)	$ 1.58	$ 0.93	$ 1.14	$ 2.70	$ 1.41	$ 0.60	$ 0.19	$ 2.37	$ 6.37	$ 4.59	$ 4.70